Basic and Diluted Net Earnings Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Basic and Diluted Net Earnings Per Share [Abstract]
Diluted net earnings per share	191,208	1,494,883	1,275,275